DERIVATIVES AND HEDGING (Details 3) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets	¥ 4,058	¥ 412
Derivative Liabilities	2,933	2,404
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Liabilities	104	47
Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	131	56
Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	104	34
Designated as Hedging Instrument | Interest rate swaps | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities		13
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	3,927	356
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	¥ 2,829	¥ 2,357